13F-HR
<LIVE>
<RETURN-COPY>            EMAIL
<PERIOD>                 December 31, 2001
<FILER>
                  0001010450
                   $2zkuhwz
</FILER>
<SROS>                   NONE
<DOCUMENT-COUNT>         1
<SUBMISSION-CONTACT>
              Sharon Morrow
  <PHONE>                (312) 368-1666
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>        khoward@kenwoodfund.com

                   13F-HR
       13F Holdings Report Initial Filing

                             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group, Inc.
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Vice President Marketing/Client Services
Phone:

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     February 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     341421


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alliant Energy              COM                 18802108      9966   328260 SH       SOLE                   328260        0        0
AMR Corp                    COM                 1765106       7232   324290 SH       SOLE                   324290        0        0
Arden Realty                COM                 39793104      9084   342800 SH       SOLE                   342800        0        0
Avnet Inc                   COM                 53807103      9437   370500 SH       SOLE                   370500        0        0
Banknorth Group             COM                 06646R107    10089   448000 SH       SOLE                   448000        0        0
Barr Laboratories           COM                 68306109      4357    54900 SH       SOLE                    54900        0        0
Becton Dickinson            COM                 75887109     10598   319700 SH       SOLE                   319700        0        0
C R Bard                    COM                 67383109      6128    95000 SH       SOLE                    95000        0        0
Century Tele                COM                 156700106     8062   245800 SH       SOLE                   245800        0        0
Comerica                    COM                 200340107     4979    86900 SH       SOLE                    86900        0        0
CommScope                   COM                 203372107     6797   319566 SH       SOLE                   319566        0        0
Computer Science Corp       COM                 205363104     5197   106100 SH       SOLE                   106100        0        0
CTS Corp                    COM                 126501105     2848   179100 SH       SOLE                   179100        0        0
Cypress Semiconductor       COM                 232806109     3655   183400 SH       SOLE                   183400        0        0
Diebold                     COM                 253651103     6507   160900 SH       SOLE                   160900        0        0
FedEx Corp                  COM                 31428X106     2880    55520 SH       SOLE                    55520        0        0
FleetBoston                 COM                 339030108     8542   234039 SH       SOLE                   234039        0        0
Fluor                       COM                 343412102     5371   143600 SH       SOLE                   143600        0        0
GATX Corp.                  COM                 361448103     6159   189400 SH       SOLE                   189400        0        0
Harman Intl                 COM                 413086109     8781   194700 SH       SOLE                   194700        0        0
Health Net                  COM                 42222G108    10574   485500 SH       SOLE                   485500        0        0
Hilton Hotels               COM                 432848109     4909   449500 SH       SOLE                   449500        0        0
Jones Apparel Group         COM                 480074103      776    23400 SH       SOLE                    23400        0        0
Knight Ridder               COM                 499040103     8266   127300 SH       SOLE                   127300        0        0
Limited The                 COM                 532716107    11127   755900 SH       SOLE                   755900        0        0
Manpower Inc                COM                 56418H100    10952   324900 SH       SOLE                   324900        0        0
Marshall & Ilsley           COM                 571834100     3879    61300 SH       SOLE                    61300        0        0
Mattell                     COM                 577081102     5836   339300 SH       SOLE                   339300        0        0
Maytag Corp                 COM                 578592107     3941   127000 SH       SOLE                   127000        0        0
Nationwide Financial        COM                 638612101    11518   277800 SH       SOLE                   277800        0        0
Neiman Marcus Group         COM                 640204202     7945   255700 SH       SOLE                   255700        0        0
Occidental Pete             COM                 674599105     5819   219320 SH       SOLE                   219320        0        0
Pactiv Corp                 COM                 695257105     4594   258800 SH       SOLE                   258800        0        0
Peoples Energy              COM                 711030106      880    23200 SH       SOLE                    23200        0        0
Pitney Bowes                COM                 724479100    10614   282200 SH       SOLE                   282200        0        0
Providian Financial         COM                 74406A102     2119   596700 SH       SOLE                   596700        0        0
Puget Energy                COM                 745310102     7681   350900 SH       SOLE                   350900        0        0
Readers Digest              COM                 755267101     6172   267400 SH       SOLE                   267400        0        0
Rowan Companies             COM                 779382100     3454   178300 SH       SOLE                   178300        0        0
Smurfit Stone               COM                 832727101     6284   393500 SH       SOLE                   393500        0        0
Sovereign Bancorp           COM                 845905108     9963   813980 SH       SOLE                   813980        0        0
Staples Inc.                COM                 855030102     5126   274110 SH       SOLE                   274110        0        0
Stilwell Financial          COM                 860831106    10795   396600 SH       SOLE                   396600        0        0
Tellabs Inc                 COM                 879664100     3569   238600 SH       SOLE                   238600        0        0
The PMI Group               COM                 69344M101     7467   111425 SH       SOLE                   111425        0        0
Tyson Foods Inc             COM                 902494103    11883  1028800 SH       SOLE                  1028800        0        0
Ultramar Diamond Shamrock   COM                 904000106     1998    40370 SH       SOLE                    40370        0        0
Unocal                      COM                 915289102     9703   269000 SH       SOLE                   269000        0        0
Valero Energy               COM                 91913Y100     5577   146300 SH       SOLE                   146300        0        0
Visteon                     COM                 92839U107     3536   235100 SH       SOLE                   235100        0        0
Wendys Intl                 COM                 950590109     2660    91200 SH       SOLE                    91200        0        0
Xcel Energy                 COM                 98389B100     5135   185100 SH       SOLE                   185100        0        0